Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Schedule of Amounts Charged by Maritime Included in the Accompanying Consolidated Statements of Comprehensive Income/(Loss)

The following amounts were charged by Maritime pursuant to the head management and ship-management agreements with the Company and by Konkar Agencies pursuant to the ship-management agreements, and are included in the accompanying unaudited interim Consolidated Statements of Comprehensive Income/(Loss):

	Six months ended June 30,
	2025	2026
Included in Voyage related costs and commissions
Charter hire commissions	$234	$276

Included in Management fees, related parties
Ship-management Fees	686	704

Included in General and administrative expenses
Administration Fees	1,010	1,033

Total	$1,930	$2,013